LONG-TERM INVESTMENTS - Schedule of Unrealized securities holding gain/ (loss) Investments equity method (Parenthetical) (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2022 CNY (¥)
Total investment cost	¥ 5,000
Other Operating Income (Expense) [Member]
Gain loss on disposal of equity method investments	¥ 1,796